SEGMENT REPORTING, Percentage of Value-added and Commodity-based Sales to Total Sales and Gross Sales by Major Product Classification (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 27, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Product Information [Line Items]
Percentage of sales (in hundredths)									17.00%	17.00%	18.00%
Total Gross Sales									$ 2,697,930	$ 2,503,912	$ 2,086,005
Sales allowances									(37,601)	(33,464)	(31,072)
Total Net Sales	620,090	713,489	772,752	553,998	525,738	651,780	738,436	554,494	2,660,329	2,470,448	2,054,933
Value-Added Sales [Member]
Product Information [Line Items]
Percentage of sales (in hundredths)									58.50%	58.10%	58.70%
Total Gross Sales									1,578,379	1,454,233	1,223,949
Value-Added Sales [Member] | Trusses - Residential, Modular and Manufactured Housing [Member]
Product Information [Line Items]
Total Gross Sales									273,605	238,093	185,939
Value-Added Sales [Member] | Fencing [Member]
Product Information [Line Items]
Total Gross Sales									143,252	120,765	125,887
Value-Added Sales [Member] | Decking and Railing - Composite, Wood and Other [Member]
Product Information [Line Items]
Total Gross Sales									141,121	131,102	123,935
Value-Added Sales [Member] | Turn-key Framing and Installed Sales [Member]
Product Information [Line Items]
Total Gross Sales									121,434	159,811	137,633
Value-Added Sales [Member] | Industrial Packaging and Components [Member]
Product Information [Line Items]
Total Gross Sales									298,335	251,224	199,595
Value-Added Sales [Member] | Engineered Wood Products [Member]
Product Information [Line Items]
Total Gross Sales									61,970	60,335	50,703
Value-Added Sales [Member] | Manufactured Brite and Other Lumber [Member]
Product Information [Line Items]
Total Gross Sales									73,261	64,465	56,991
Value-Added Sales [Member] | Wall Panels [Member]
Product Information [Line Items]
Total Gross Sales									43,751	36,908	23,584
Value-Added Sales [Member] | Outdoor DIY Products [Member]
Product Information [Line Items]
Total Gross Sales									51,710	47,251	38,916
Value-Added Sales [Member] | Construction and Building Materials [Member]
Product Information [Line Items]
Total Gross Sales									191,426	162,362	125,446
Value-Added Sales [Member] | Lattice - Plastic and Wood [Member]
Product Information [Line Items]
Total Gross Sales									40,943	38,959	38,005
Value-Added Sales [Member] | Manufactured Brite and Other Panels [Member]
Product Information [Line Items]
Total Gross Sales									69,622	80,335	61,013
Value-Added Sales [Member] | Siding, Trim and Moulding [Member]
Product Information [Line Items]
Total Gross Sales									32,323	29,157	24,996
Value-Added Sales [Member] | Hardware [Member]
Product Information [Line Items]
Total Gross Sales									17,265	16,295	13,350
Value-Added Sales [Member] | Manufactured Treated Lumber [Member]
Product Information [Line Items]
Total Gross Sales									12,071	11,183	11,566
Value-Added Sales [Member] | Manufactured Treated Panels [Member]
Product Information [Line Items]
Total Gross Sales									6,042	5,882	6,336
Value-Added Sales [Member] | Other [Member]
Product Information [Line Items]
Total Gross Sales									248	106	54
Commodity-Based Sales [Member]
Product Information [Line Items]
Percentage of sales (in hundredths)									41.50%	41.90%	41.30%
Total Gross Sales									1,119,551	1,049,679	862,056
Commodity-Based Sales [Member] | Other [Member]
Product Information [Line Items]
Total Gross Sales									9,402	9,361	8,118
Commodity-Based Sales [Member] | Non-manufactured Brite and Other Lumber [Member]
Product Information [Line Items]
Total Gross Sales									454,695	421,071	348,083
Commodity-Based Sales [Member] | Non-manufactured Treated Lumber [Member]
Product Information [Line Items]
Total Gross Sales									389,487	349,156	285,929
Commodity-Based Sales [Member] | Non-manufactured Brite and Other Panels [Member]
Product Information [Line Items]
Total Gross Sales									232,821	239,641	194,144
Commodity-Based Sales [Member] | Non-manufactured Treated Panels [Member]
Product Information [Line Items]
Total Gross Sales									$ 33,146	$ 30,450	$ 25,782